Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Fixed Income Securities (93.6%)
Angola (1.2%)
Sovereign (1.2%)
Angolan Government International Bond,
8.00%, 11/26/29 (a)	$1,400	$1,437
9.38%, 5/8/48 (a)	1,010	1,046
		2,483
Argentina (1.1%)
Sovereign (1.1%)
Argentine Republic Government International Bond,
0.50%, 7/9/30 (b)	887	327
1.00%, 7/9/29	167	64
1.13%, 7/9/35 (b)	1,625	536
2.00%, 1/9/38 (b)	3,840	1,499
		2,426
Armenia (0.5%)
Sovereign (0.5%)
Republic of Armenia International Bond,
3.60%, 2/2/31	500	474
3.95%, 9/26/29	550	538
		1,012
Azerbaijan (0.9%)
Sovereign (0.9%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	1,928	1,971

Bahrain (0.7%)
Sovereign (0.7%)
Bahrain Government International Bond,
7.50%, 9/20/47	1,445	1,492

Belarus (0.5%)
Sovereign (0.5%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	400	354
Republic of Belarus Ministry of Finance,
6.38%, 2/24/31 (a)	710	627
		981
Brazil (3.4%)
Corporate Bonds (1.0%)
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (a)	1,150	1,225
MARB BondCo PLC,
3.95%, 1/29/31 (a)	660	631
Suzano Austria GmbH,
3.75%, 1/15/31	225	232
		2,088

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Sovereign (2.4%)
Brazilian Government International Bond,
3.88%, 6/12/30	590	573
4.50%, 5/30/29	470	483
5.00%, 1/27/45	2,288	2,141
6.00%, 4/7/26	1,610	1,851
		5,048
		7,136
Chile (1.9%)
Corporate Bond (0.5%)
Colbun SA,
3.15%, 3/6/30 (a)	1,110	1,144

Sovereign (1.4%)
Chile Government International Bond,
3.50%, 1/25/50	1,570	1,572
3.86%, 6/21/47	250	269
Empresa Nacional del Petroleo,
4.75%, 12/6/21	1,102	1,110
		2,951
		4,095
China (3.4%)
Sovereign (3.4%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	970	1,205
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	3,040	3,251
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)(c)	1,770	1,857
Three Gorges Finance I Cayman Islands Ltd.,
3.70%, 6/10/25 (a)	780	839
		7,152
Colombia (2.2%)
Corporate Bond (0.1%)
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	296	309

Sovereign (2.1%)
Colombia Government International Bond,
3.00%, 1/30/30 (c)	1,531	1,450
4.13%, 5/15/51	1,000	861
5.00%, 6/15/45	2,230	2,182
		4,493
		4,802
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)	505	519
7.00%, 4/4/44	340	337
7.16%, 3/12/45	710	713
		1,569

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Croatia (0.3%)
Sovereign (0.3%)
Croatia Government International Bond,
6.00%, 1/26/24		480	536

Dominican Republic (4.1%)
Sovereign (4.1%)
Dominican Republic International Bond,
4.88%, 9/23/32 (a)		710	726
5.30%, 1/21/41 (a)		550	545
5.88%, 1/30/60 (a)		1,190	1,167
5.88%, 1/30/60		500	491
6.00%, 7/19/28 (a)		560	634
6.85%, 1/27/45 (a)		1,252	1,401
6.88%, 1/29/26 (a)		1,605	1,858
7.45%, 4/30/44 (a)		666	796
9.75%, 6/5/26 (a)	DOP	48,050	1,034
			8,652
Ecuador (2.0%)
Sovereign (2.0%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		$351	189
0.50%, 7/31/40 (a)(b)		1,421	831
0.50%, 7/31/40 (b)		522	305
1.00%, 7/31/35 (a)(b)		2,302	1,528
1.00%, 7/31/35 (b)		550	365
5.00%, 7/31/30 (a)(b)		1,184	997
			4,215
Egypt (4.9%)
Sovereign (4.9%)
Egypt Government Bond,
13.77%, 1/5/24	EGP	29,270	1,852
14.06%, 1/12/26		18,950	1,199
Egypt Government International Bond,
4.75%, 4/16/26	EUR	480	560
5.25%, 10/6/25 (a)		$710	725
5.80%, 9/30/27 (a)	EUR	1,190	1,171
6.38%, 4/11/31 (a)		$1,610	1,834
7.50%, 2/16/61 (a)		1,030	907
7.90%, 2/21/48 (a)		490	449
8.15%, 11/20/59 (a)		1,260	1,166
8.88%, 5/29/50 (a)		430	427
			10,290
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
6.38%, 1/18/27		1,785	1,339
8.63%, 2/28/29 (a)		250	192
			1,531

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Gabon (0.4%)
Sovereign (0.4%)
Republic of Gabon,
6.95%, 6/16/25 (a)	740	803

Ghana (1.3%)
Sovereign (1.3%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)	690	620
8.88%, 5/7/42 (a)	910	849
8.95%, 3/26/51 (a)	1,340	1,225
		2,694
Guatemala (0.9%)
Sovereign (0.9%)
Guatemala Government Bond,
4.88%, 2/13/28	970	1,050
6.13%, 6/1/50 (a)	380	439
Republic of Guatemala,
4.65%, 10/7/41	400	390
		1,879
Honduras (0.1%)
Sovereign (0.1%)
Honduras Government International Bond,
5.63%, 6/24/30 (a)	230	240

Hungary (1.0%)
Sovereign (1.0%)
Hungary Government International Bond,
5.38%, 3/25/24	1,250	1,389
7.63%, 3/29/41	454	758
		2,147
India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	800	850

Indonesia (5.6%)
Sovereign (5.6%)
Indonesia Government International Bond,
3.85%, 7/18/27	450	500
4.13%, 1/15/25	2,670	2,927
4.45%, 4/15/70	700	801
4.75%, 1/8/26 (a)	1,360	1,546
5.13%, 1/15/45 (a)	1,014	1,230
5.35%, 2/11/49 (c)	200	258
5.88%, 1/15/24	1,360	1,517
Pertamina Persero PT,
4.30%, 5/20/23	1,100	1,159
6.45%, 5/30/44 (a)	310	406
6.50%, 11/7/48 (a)	1,070	1,423
		11,767

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond,
4.88%, 1/30/32 (a)	EUR	780	882

Jamaica (0.8%)
Sovereign (0.8%)
Jamaica Government International Bond,
7.88%, 7/28/45		$740	1,029
8.00%, 3/15/39		420	584
			1,613
Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		950	988

Kazakhstan (1.8%)
Sovereign (1.8%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)		520	598
5.13%, 7/21/25		1,100	1,266
6.50%, 7/21/45		430	623
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)		1,070	1,379
			3,866
Kenya (0.8%)
Sovereign (0.8%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)		1,440	1,596

Lebanon (0.3%)
Sovereign (0.3%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29 (d)(e)		3,490	587

Luxembourg (0.2%)
Corporate Bond (0.2%)
Millicom International Cellular SA,
4.50%, 4/27/31 (a)		384	402

Malaysia (1.4%)
Sovereign (1.4%)
Petronas Capital Ltd.,
3.50%, 3/18/25 – 4/21/30		2,810	3,037

Mexico (7.4%)
Corporate Bond (0.3%)
Cemex SAB de CV,
5.13%, 6/8/26 (a)(f)		520	530

Sovereign (7.1%)
Banco Nacional de Comercio Exterior SNC,
2.72%, 8/11/31 (a)		800	805

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Mexican Bonos,
Series M
7.75%, 5/29/31	MXN	39,900	1,983
Mexico Government International Bond,
3.75%, 1/11/28 – 4/19/71		$1,250	1,297
4.15%, 3/28/27 (c)		1,822	2,058
4.50%, 4/22/29		470	529
Petroleos Mexicanos,
6.35%, 2/12/48		679	575
6.84%, 1/23/30		2,213	2,289
6.88%, 10/16/25 (a)		745	817
6.95%, 1/28/60		718	628
7.69%, 1/23/50		4,250	4,030
			15,011
			15,541
Mongolia (0.6%)
Sovereign (0.6%)
Mongolia Government International Bond,
4.45%, 7/7/31 (a)		530	515
5.13%, 4/7/26 (a)		310	326
5.63%, 5/1/23		506	532
			1,373
Morocco (0.4%)
Sovereign (0.4%)
Morocco Government International Bond,
4.00%, 12/15/50 (a)		820	750

Nigeria (2.9%)
Corporate Bond (0.6%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		1,100	1,178

Sovereign (2.3%)
Nigeria Government International Bond,
6.38%, 7/12/23		530	560
6.50%, 11/28/27 (a)		870	904
7.14%, 2/23/30 (a)		1,420	1,452
7.38%, 9/28/33 (a)		220	222
8.25%, 9/28/51 (a)		490	495
9.25%, 1/21/49 (a)		1,200	1,309
			4,942
			6,120
Oman (3.1%)
Sovereign (3.1%)
Oman Government International Bond,
6.00%, 8/1/29 (a)(c)		2,950	3,110
6.25%, 1/25/31 (a)		3,280	3,516
			6,626
Panama (2.1%)
Corporate Bond (0.2%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)		500	516

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Sovereign (1.9%)
Panama Government International Bond,
3.87%, 7/23/60	550	540
4.00%, 9/22/24	2,084	2,238
4.50%, 4/1/56	810	884
8.88%, 9/30/27	278	380
		4,042
		4,558
Paraguay (1.2%)
Sovereign (1.2%)
Paraguay Government International Bond,
4.95%, 4/28/31 (a)	710	804
5.40%, 3/30/50 (a)	1,260	1,452
6.10%, 8/11/44 (a)	200	244
		2,500
Peru (2.4%)
Corporate Bonds (0.4%)
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)	491	505
Intercorp Peru Ltd.,
3.88%, 8/15/29	440	430
		935
Sovereign (2.0%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	978	1,025
Peruvian Government International Bond,
5.63%, 11/18/50 (c)	850	1,154
6.55%, 3/14/37	1,550	2,096
		4,275
		5,210
Philippines (2.0%)
Sovereign (2.0%)
Philippine Government International Bond,
3.95%, 1/20/40	720	787
9.50%, 2/2/30	2,200	3,414
		4,201
Poland (0.5%)
Sovereign (0.5%)
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,094	1,136

Qatar (3.4%)
Sovereign (3.4%)
Qatar Government International Bond,
3.75%, 4/16/30 (a)	1,165	1,314
4.00%, 3/14/29	710	809
4.82%, 3/14/49 (a)	3,460	4,459
4.82%, 3/14/49	490	631
		7,213

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Romania (1.4%)
Sovereign (1.4%)
Romanian Government International Bond,
1.75%, 7/13/30 (a)	EUR	420	477
2.00%, 4/14/33		420	465
4.00%, 2/14/51		$1,100	1,100
4.38%, 8/22/23		160	171
4.88%, 1/22/24		650	707
			2,920
Russia (3.7%)
Sovereign (3.7%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22		2,400	2,447
5.63%, 4/4/42		4,200	5,451
			7,898
Saudi Arabia (2.8%)
Corporate Bond (0.5%)
SA Global Sukuk Ltd.,
2.69%, 6/17/31 (a)		1,040	1,051

Sovereign (2.3%)
Saudi Government International Bond,
3.45%, 2/2/61 (a)		1,070	1,053
4.38%, 4/16/29		1,538	1,775
5.25%, 1/16/50 (a)		1,580	2,048
			4,876
			5,927
Senegal (0.6%)
Sovereign (0.6%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		1,140	1,191

Serbia (0.2%)
Sovereign (0.2%)
Serbia International Bond,
2.13%, 12/1/30 (a)		400	375

South Africa (1.4%)
Sovereign (1.4%)
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28		929	1,031
Republic of South Africa Government International Bond,
4.30%, 10/12/28		2,000	2,015
			3,046
Sri Lanka (1.5%)
Sovereign (1.5%)
Sri Lanka Government International Bond,
6.20%, 5/11/27		2,250	1,385
7.55%, 3/28/30		2,740	1,680
			3,065

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Turkey (3.4%)
Sovereign (3.4%)
Hazine Mustesarligi Varlik Kiralama AS,
5.13%, 6/22/26 (a)(c)	920	911
Turkey Government International Bond,
4.88%, 4/16/43 (c)	1,300	1,014
5.75%, 3/22/24	2,140	2,193
5.88%, 6/26/31	1,070	1,007
6.38%, 10/14/25	1,080	1,111
6.88%, 3/17/36	1,000	974
		7,210
Ukraine (2.4%)
Sovereign (2.4%)
Ukraine Government International Bond,
7.75%, 9/1/23 – 9/1/26	4,730	5,106

United Arab Emirates (3.3%)
Corporate Bond (0.6%)
Galaxy Pipeline Assets Bidco Ltd.,
3.25%, 9/30/40 (a)	1,265	1,278

Sovereign (2.7%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)	1,950	2,039
2.70%, 9/2/70 (a)	1,000	897
3.13%, 5/3/26 – 4/16/30	1,531	1,660
DP World Crescent Ltd.,
4.85%, 9/26/28	930	1,063
		5,659
		6,937
Uruguay (1.5%)
Sovereign (1.5%)
Uruguay Government International Bond,
4.38%, 10/27/27	1,260	1,448
5.10%, 6/18/50	1,385	1,766
		3,214
Uzbekistan (0.3%)
Sovereign (0.3%)
Republic of Uzbekistan Bond,
3.70%, 11/25/30 (a)	550	534

Venezuela (0.4%)
Sovereign (0.4%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (d)(e)	15,570	934

Zambia (0.3%)
Sovereign (0.3%)
Zambia Government International Bond,
5.38%, 9/20/22	865	652
Total Fixed Income Securities (Cost $203,771)		197,931

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (g) (Cost $—)	5,450	12

Shares
Short-Term Investments (6.4%)
Securities held as Collateral on Loaned Securities (2.2%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h)	3,752,787	3,753

	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $196; fully collateralized by U.S. Government obligations; 0.00% - 0.13% due 10/7/21-12/31/22; valued at $200)	$196	196
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $667; fully collateralized by a U.S. Government obligation; 0.38% due 4/15/24; valued at $680)	667	667
		863
Total Securities Held as Collateral on Loan Securities (Cost $4,616)		4,616

Shares
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $7,652)	7,651,564	7,652

		Face Amount (000)
Egypt (0.6%)
Sovereign (0.6%)
Egypt Treasury Bill,
12.95%, 9/13/22 (Cost $1,180)	EGP	20,800	1,185
Total Short-Term Investments (Cost $13,448)			13,453
Total Investments (100.0%) (Cost $217,219) Including $8,434 of Securities Loaned (i)(j)(k)			211,396
Liabilities in Excess of Other Assets			(5,645)
Net Assets			$205,751

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step – Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $8,434,000 and $8,627,000, respectively. The Fund received cash collateral of approximately $4,639,000 of which approximately $4,616,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2021, there was uninvested cash collateral of approximately $23,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $3,988,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower.
(d)	Issuer in bankruptcy.
(e)	Non-income producing security; bond in default.
(f)	Perpetual – One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2021.
(g)	Perpetual maturity date. Date disclosed is the last expiration date.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(i)	Securities are available for collateral in connection with purchase of open foreign currency forward exchange contract.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(k)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,198,000 and the aggregate gross unrealized depreciation is approximately $16,979,000, resulting in net unrealized depreciation of approximately $5,781,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA		$529	EUR	450	11/22/21	$(7)
Citibank NA	MXN	21,600		$1,047	11/22/21	8
JPMorgan Chase Bank NA	EUR	4,300		$5,027	11/22/21	41
						$42

DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
MXN	–	Mexican Peso

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	91.2%
Other**	8.8
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $42,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments ▪ September 30, 2021 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$9,431	$—	$9,431
Sovereign	—	188,500	—	188,500
Total Fixed Income Securities	—	197,931	—	197,931
Warrant	—	12	—	12
Short-Term Investments
Investment Company	11,405	—	—	11,405
Repurchase Agreements	—	863	—	863
Sovereign	—	1,185	—	1,185
Total Short-Term Investments	11,405	2,048	—	13,453
Foreign Currency Forward Exchange Contracts	—	49	—	49
Total Assets	11,405	200,040	—	211,445
Liabilities:
Foreign Currency Forward Exchange Contract	—	(7)	—	(7)
Total	$11,405	$200,033	$—	$211,438

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.